FINANCIAL EXPENSES, NET - Schedule of financial expenses, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of financial expenses, net [Abstract]
Bank fees	$ (7)	$ (3)
Exchange rate differences	7	(40)
Total financial expenses, net	$ 0	$ (43)